Sarah R. Crespi State Street 1 Lincoln Street Mail Stop SFC0805 Boston, MA 02111 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

August 31, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  iShares, Inc. (the “Company”)

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Company funds, each dated September 1, 2021, do not differ from those contained in Post-Effective Amendment No. 512 to the Company’s Registration Statement on Form N-1A, filed electronically on August 25, 2021:

iShares Asia/Pacific Dividend ETF

iShares Emerging Markets Dividend ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi Assistant Secretary cc: Benjamin J. Haskin, Esq.